Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Current
Cash and cash equivalents	$ 268,395	$ 102,481
Restricted cash – current (notes 7 and 10)	5,296	6,600
Accounts receivable, including non-trade of $11,915 (2015 – $7,058)	16,175	22,081
Prepaid expenses	4,501	4,469
Current portion of derivative assets (note 10)	21	0
Current portion of net investments in direct financing leases (note 5)	18,788	20,606
Advances to affiliates (note 9b)	15,568	13,026
Total current assets	328,744	169,263
Restricted cash – long-term (notes 7, 10 and 11b)	94,931	104,919
Vessels and equipment
At cost, less accumulated depreciation of $678,728 (2015 – $666,710)	1,417,825	1,595,077
Vessels under capital leases, at cost, less accumulated depreciation of $64,971 (2015 – $56,316) (note 5)	488,245	88,215
Advances on newbuilding contracts (note 9d)	314,766	424,868
Total vessels and equipment	2,220,836	2,108,160
Investments in and advances to equity accounted joint ventures (notes 6 and 9a)	935,246	883,731
Net investments in direct financing leases (note 5)	629,608	646,052
Other assets	6,954	20,811
Derivative assets (note 10)	2,397	5,623
Intangible assets – net	72,148	78,790
Goodwill – liquefied gas segment	35,631	35,631
Total assets	4,326,495	4,052,980
Current
Accounts payable	2,934	2,770
Accrued liabilities (note 10)	31,431	37,456
Unearned revenue	16,613	19,608
Current portion of long-term debt (note 7)	168,927	197,197
Current obligations under capital lease (note 5)	67,669	4,546
Current portion of in-process contracts	15,384	12,173
Current portion of derivative liabilities (note 10)	87,381	52,083
Advances from affiliates (notes 9b and 10)	13,053	22,987
Total current liabilities	403,392	348,820
Long-term debt (note 7)	1,797,270	1,802,012
Long-term obligations under capital lease (note 5)	329,287	54,581
Long-term unearned revenue	10,657	30,333
Other long-term liabilities (note 5)	62,166	71,152
In-process contracts	10,903	20,065
Derivative liabilities (note 10)	149,871	182,338
Total liabilities	2,763,546	2,509,301
Commitments and contingencies (notes 5, 7, 10, and 11)
Equity
Limited Partners	1,494,846	1,472,327
General Partner	49,246	48,786
Accumulated other comprehensive loss	(12,547)	(2,051)
Partners' equity	1,531,545	1,519,062
Non-controlling interest	31,404	24,617
Total equity	1,562,949	1,543,679
Total liabilities and total equity	$ 4,326,495	$ 4,052,980